Income per Common Share	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Income per Common Share

11. Income per Common Share:

The amounts shown in the accompanying Consolidated Statements of Comprehensive Income for the years ended December 31, 2022, 2023 and 2024, are analyzed as follows:

	Years ended December 31,
	2022	2023	2024
Net income attributable to Pyxis Tankers Inc.	$13,392	$37,037	$12,868
Less: Dividend Series A Convertible Preferred Stock	(885)	(810)	(562)
Less: Deemed dividend on redeemed Series A Convertible Preferred Stock	—	—	(2,682)
Net income attributable to common shareholders, basic	$12,507	$36,227	$9,624

Dividend Series A Convertible Preferred Stock	885	810	—
Net income attributable to common shareholders, diluted	$13,392	$37,037	$9,624

Effect of dilutive securities:
Preferred shares	2,026,909	1,884,718	—

Weighted average number of common shares, basic	10,613,672	10,701,059	10,524,511
Weighted average number of common shares, diluted	12,640,581	12,585,777	10,524,511

Income per common share, basic	$1.18	$3.38	$0.91
Income per common share, diluted	$1.06	$2.94	$0.91

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2023 and 2024

(Expressed in thousands of U.S. dollars, except for share and per share data)

11. Income per Common Share: – Continued:

For 2022, 2023 and 2024, the outstanding warrants that could potentially dilute basic earnings per share in the future were not included in the computation of diluted earnings per share, because they were out of money. Further, for 2024 securities that could potentially dilute basic earnings per share in the future that were not included in the computation of diluted earnings per share, because to do so would have anti-dilutive effect, are any incremental shares resulting from the non-vested restricted share awards and the Series A preferred stock.